Cover Page Document	Mar. 05, 2021
Document Information [Line Items]
Entity Central Index Key	0000907254
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	SAUL CENTERS, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12254
Entity Tax Identification Number	52-1833074
Entity Address, Address Line One	7501 Wisconsin Avenue
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814-6522
City Area Code	301
Local Phone Number	986-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE
Trading Symbol	BFS
Depositary Shares each representing 1/100th of a share of 6.125% Series D Cumulative Redeemable Preferred Stock, Par Value $0.01 Per Share
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/100th of a share of 6.125% Series D Cumulative Redeemable Preferred Stock, Par Value $0.01 Per Share
Security Exchange Name	NYSE
Trading Symbol	BFS/PRD
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/100th of a share of 6.000% Series E Cumulative Redeemable Preferred Stock, Par Value $0.01 Per Share
Security Exchange Name	NYSE
Trading Symbol	BFS/PRE